Organization and Description of Business	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Organization and Description of Business

Note 1. Organization and Description of Business

Armada Oil, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on November 6, 1998, under the name “e.Deal.net, Inc.,” On June 20, 2005, the Company amended its Articles of Incorporation to effect a change of name to International Energy, Inc. On June 27, 2011, the Company amended its Articles of Incorporation to change its name to NDB Energy, Inc. On May 7, 2012, the Company filed a Certificate of Amendment to its Articles of Incorporation to change its name to Armada Oil, Inc.

The Company, based in Houston, Texas, is an independent oil and gas company focusing on discovering, acquiring and developing multiple objective onshore oil and natural gas resources in prolific and productive geological formations in North America. Through its wholly owned subsidiary, Armada Oil and Gas, Inc. (“Armada Oil and Gas”), the Company is pursuing projects located in Southern Wyoming. Armada Oil and Gas holds interests in Carbon County, Wyoming that include leasehold interests in 1,280 acres, and an option to acquire leasehold interests to an additional 23,700 acres (the “Wyoming Property”), in the Niobrara and Casper formation project near existing infrastructure, which includes oil and natural gas pipelines, oil refineries and gas processing plants as well as various productive oil and natural gas fields. The Company also intends to pursue exploration and development projects in Texas.

Note 1. Organization and Description of Business

Armada Oil, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on November 6, 1998, under the name “e.Deal.net, Inc.,” On June 20, 2005, the Company amended its Articles of Incorporation to effect a change of name to International Energy, Inc. On June 27, 2011, the Company amended its Articles of Incorporation to change its name to NDB Energy, Inc. On May 7, 2012, the Company filed a Certificate of Amendment to its Articles of Incorporation to change its name to Armada Oil, Inc.

Reverse Stock Split

On June 12, 2011, the Company’s shareholders, pursuant to a written consent in lieu of a special meeting signed by the shareholders owning a majority of the Company’s issued and outstanding shares, authorized the Company’s officers to file the necessary documentation with the Secretary of State of Nevada to effect a one-for-five reverse stock split with all fractional shares being rounded up to the nearest whole share (the “Reverse Split”). The record date for the Reverse Split was set as of one business day prior to the effective date and the effective date for the Reverse Split was set for June 27, 2011, subject to regulatory approval.

The Reverse Split was declared effective by the Financial Industry Regulatory Authority (“FINRA”) on June 29, 2011. All share and per share amounts have been retrospectively restated to reflect the Reverse Split.

Acquisitions

Effective July 29, 2011, the Company entered into an Asset Purchase Agreement with Mr. James J. Cerna, Jr. (“Mr. Cerna”) and Acqua Ventures, Inc., pursuant to which the Company acquired the lease to approximately 300 acres of undeveloped land in Gonzales County, Texas (“Gonzales County Property”) for total compensation of 1,800,000 shares of the Company’s common stock (the “Gonzales County Agreement”).

Also, effective July 29, 2011, the Company entered into an Asset Purchase Agreement with Mr. Cerna pursuant to which it acquired two leases totaling approximately 120 contiguous acres of land and fourteen wells in Young County, Texas (“YC Property”) for total cash compensation of $128,500 (the “YC APA”). Pursuant to the YC APA, the property acquired is subject to an operating agreement with Baron Energy, Inc. (“Baron”), an independent oil and gas production, exploitation, and exploration company headquartered in New Braunfels, Texas, pursuant to which the Company receives a 75% non-operating working interest and a 60.9375% net revenue interest in the leases; Baron receives a 25% operated working interest and a 20.3125% net revenue interest in the leases. The wells are currently, and will remain, operated by Baron.

Effective July 29, 2011, the Company entered into an at-will employment agreement with Mr. Cerna, pursuant to which Mr. Cerna was appointed to be the Company’s President and Chief Executive Officer (“CEO”). At that time, Mr. Dang resigned as President and CEO.

Effective September 16, 2011, the Company entered into an Acquisition Agreement with Baron, pursuant to which it acquired two leases totaling approximately 140 acres of land and twelve wells in Archer County, Texas (“Archer County Property”) for $125,000 (the “Archer County Agreement”). Pursuant to the terms of the Archer County Agreement, the Company received an 80% non-operating working interest and a 60.8% net revenue interest in the leases; Baron receives a 20% operated working interest and a 15.2% net revenue interest in the leases. Additionally, Baron was given a six-month option to purchase from the Company a 20% non-operating working interest and a 15.2% net royalty interest under the same pro-rata terms and conditions as the original price. This option expired unexercised on March 16, 2012. The wells are currently, and will remain, operated by Baron.

On March 30, 2012, the Company completed the acquisition of Armada Oil, Inc., a corporation organized under the laws of the State of Nevada, through a share exchange agreement (the “Share Exchange Agreement”) with Armada Oil, Inc. and its stockholders (the “Armada Oil and Gas Stockholders”). Effective May 4, 2012, the Company filed a Certificate of Amendment to change Armada Oil, Inc.’s name to Armada Oil and Gas, Inc. Pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas’ common stock and all outstanding stock purchase warrants with the Company in return for 8,870,000 shares of the Company’s common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company’s common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share and 2,520,000 Series C Warrants allowing the Armada Oil and Gas stockholders to purchase up to an equal number of the Company’s shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share.

The Company, based in Houston, Texas, is an independent oil and gas company focusing on discovering, acquiring and developing multiple objective onshore oil and natural gas resources in prolific and productive geological formations in North America. Through its wholly-owned subsidiary, Armada Oil and Gas, the Company plans to pursue projects located in Southern Wyoming. Armada Oil and Gas holds interests in Carbon County, Wyoming that include leasehold interests in 1,280 acres, and an option to acquire leasehold interests to an additional 23,700 acres, in the Niobrara and Casper formation project near existing infrastructure, which includes oil and natural gas pipelines, oil refineries and gas processing plants as well as various productive oil and natural gas fields. The Company also intends to pursue exploration and development projects in Texas.